RIGHT-OF-USE ASSET (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
SCHEDULE OF RIGHT OF USE ASSETS

Office Lease
$
Cost
Balance, December 31, 2018	-
Recognized on adoption of IFRS 16	68,253
Additions	-
Balance, December 31, 2019, 2020 and 2021	68,253

Accumulated Amortization
Balance, December 31, 2018	-
Amortization	68,253
Balance, December 31, 2019, 2020 and 2021	68,253

Carrying value
December 31, 2019, 2020 and 2021	-